Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other receivables
Schedule of trade and other receivables

Group’s trade and other receivables as of June 30, 2021 and 2020 were as follows:

	06.30.21	06.30.20
Trade, leases and services receivable	21,147	68,975
Less: allowance for doubtful accounts	(999)	(5,783)
Total trade receivables	20,148	63,192
Prepayments	4,913	17,782
Loans, deposits and others	3,639	11,478
Contributions pending integration	10	-
Guarantee deposits	1	5
Tax receivables	2,547	2,325
Others	2,180	11,925
Total other receivables	13,290	43,515
Total trade and other receivables	33,438	106,707

Non-current	10,715	41,044
Current	22,723	65,663
Total	33,438	106,707

Schedule of allowance for doubtful accounts

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.21	06.30.20
Beginning of the year	5,783	4,064
Incorporation by business combination	-	(270)
Additions (i)	863	1,624
Recovery (i)	(642)	(170)
Currency translation adjustment	132	1,657
Deconsolidation	(4,644)	(30)
Utilization	(28)	(1,081)
Inflation adjustment	(392)	(38)
Transfers to assets held for sale	(73)	27
End of the year	999	5,783

Schedule of an aging analysis of past due unimpaired and impaired receivables

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2021 and 2020 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	1,119	367	678	5,650	961	8,775	41.5%
Sale of properties and developments	-	-	-	8,922	-	8,922	42.2%
Agricultural products	-	-	-	3,412	38	3,450	16.3%
Total as of 06.30.21	1,119	367	678	17,984	999	21,147	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	905	101	173	3,985	1,206	6,370	9.24%
Sale of properties and developments	284	8	8	8,420	2	8,722	12.65%
Sale of communication equipment	-	-	-	20,538	703	21,241	30.80%
Communication services	2,230	-	671	18,384	3,808	25,093	36.38%
Agricultural products	2,360	397	183	4,545	64	7,549	10.94%
Total as of 06.30.20	5,779	506	1,035	55,872	5,783	68,975	100%